Events occurred after the reporting date	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events occurred after the reporting date	Events occurred after the reporting date
26.1    Authorization of the financial statements
The consolidated financial statements of the Company and its subsidiaries as of December 31 2024 and 2023, and for the three years ended December 31, 2024, prepared in accordance with IFRS as issued by the IASB , were approved and authorized for issuance by the Company´s Board of Directors on April 23, 2025.
26.2    Disclosures on events occurring after the reporting date
(a)    On January 14, 2025, SQM Australia Pty Ltd acquired an additional 30,000,000 ordinary shares in Pirra Resources Limited for a total price of AUD 4,200,000 (ThUS$2,613). As a result of this transaction, the Company’s stake in Pirra Resources Limited increased to 80%.

(b)    On February 25, 2025, the Company announced that the Board of Directors has agreed to call an annual general meeting at 10:00 on Thursday, April 24, 2025. The Board of Directors also agreed that the voting instruction card for holders of ADRs of SQM Series B shares, regarding the matters to be discussed at the meeting, will be provided to the Bank of New York Mellon, as depositary bank, at 16:00 on Wednesday, March 26, 2025.

Management is not aware of any other significant events that occurred between December 31, 2024, and the date of issuance of these consolidated financial statements that may significantly affect them.